Fees Summary	Aug. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,115,000
Previously Paid Amount	0.00
Total Fee Amount	2,083.37
Total Offset Amount	0.00
Net Fee	2,083.37
Narrative - Max Aggregate Offering Price	$ 14,115,000
Final Prospectus	true